WILLIAM BLAIR FUNDS

WILLIAM BLAIR MACRO ALLOCATION FUND

SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED

MAY 1, 2021,

AS SUPPLEMENTED

Effective April 29, 2022, the information below replaces similar disclosure in the Summary Prospectus under “Management”.

Portfolio Manager. Thomas Clarke, a Partner of the Adviser, manages the Fund. Mr. Clarke has managed the Fund since its inception in 2011.

Dated: April 29, 2022

WILLIAM BLAIR FUNDS

150 North Riverside Plaza

Chicago, Illinois 60606

Please retain this supplement for future reference.